Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	CULLEN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2017
Prospectus Date	rr_ProspectusDate	Nov. 06, 2017
Cullen High Dividend Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHDEX
Cullen High Dividend Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHDVX
Cullen High Dividend Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHVCX
Cullen High Dividend Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHDRX
Cullen High Dividend Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHDPX